Short-Term Deposits and Marketable Securities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable Recorded Investment [Line Items]
Short-term deposits	$ 1,100	$ 1,450
Marketable securities	985	2,452	$ 1,635
Purchase	354	2,980	$ 1,653
Marketable securities, principal amount transferred to short-term securities lending transactions	350
Debt securities unrealized gain	8	3
Unrealized gain
Financing Receivable Recorded Investment [Line Items]
Fair Value	756	$ 1,561
U.S. Treasury Bonds
Financing Receivable Recorded Investment [Line Items]
Purchase	$ 354
Weighted average maturity period	2 years 3 months 21 days
Aggregate amortized cost basis of securities	$ 979